Consolidated statements of cash flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Consolidated statements of cash flows
Cash inflow from operations	$ 38,494	$ 34,111	$ 61,987	$ 52,668
Interest received	1,208	11	2,171	17
Finance costs paid	(445)	(623)	(1,269)	(1,166)
Tax paid	(10,822)	(5,415)	(15,080)	(10,246)
Net cash inflow from operating activities	28,435	28,084	47,809	41,273
Cash flows used in investing activities
Acquisition of property, plant and equipment	(9,291)	(10,511)	(15,064)	(17,761)
Acquisition of exploration and evaluation assets	(1,757)	(1,831)	(2,575)	(3,060)
Proceeds from sale of property, plant and equipment		17	22	17
Net proceeds from sale of non-current assets held for sale		21,966		21,966
Acquisition of put option instruments	(4,176)		(9,176)	(1,592)
Acquisition of capped call option instruments			(14,438)
Proceeds from fixed-term deposits			5,000
Investment in fixed-term deposits		(18,000)		(18,000)
Net cash used in investing activities	(15,224)	(8,359)	(36,231)	(18,430)
Cash flows from financing activities
Dividends paid	(10,838)	(7,606)	(11,660)	(8,993)
Payment of lease liabilities	(74)	(104)	(148)	(133)
Proceeds from loans and borrowings		1,259		1,259
Repayments of loans and borrowings	(421)	(472)	(870)	(472)
Repayment of bonds			(7,000)
Bond issue gross receipts	5,000		7,000	2,387
Bond issue transaction cost	(44)		(61)
Proceeds from convertible senior notes (net of transaction cost)			145,100
Net cash (used in) generated from financing activities	(6,377)	(6,923)	132,361	(5,952)
Net increase in cash and cash equivalents	6,834	12,802	143,939	16,891
Effect of exchange rate fluctuations on cash and cash equivalents	(220)	(19)	(10)	(12)
Net cash and cash equivalents at the beginning of the period	161,155	(4,572)	23,840	(8,668)
Net cash and cash equivalents at the end of the period	$ 167,769	$ 8,211	$ 167,769	$ 8,211